INVENTORIES	6 Months Ended
Jun. 30, 2016
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	June 30,	December 31,
	2016	2015

	U.S. $ in millions

Finished products	$2,018	$2,050
Raw and packaging materials	1,243	1,195
Products in process	475	535
Materials in transit and payments on account	185	186

	$3,921	$3,966